FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Schedule of Nonrecurring Fair Value Measurements
	Year ended December 31, 2017
Description	Carrying amount before impairment losses	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses
Property, plant and equipment – cannot be relocated to Xinjiang plant (Note 3)	$2,987,668	$	$	$—	$2,987,668

	Year ended December 31, 2018
Description	Carrying amount before impairment losses	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses
Property, plant and equipment – cannot be relocated to Xinjiang plant (Note 3)	$11,482,905	$	$	$—	$11,482,905
Machinery and equipment related to discontinued wafer manufacturing operations (Note 3)	$66,810,621	$	$	$59,523,588	$7,287,033
Total	$78,293,526			$59,523,588	$18,769,938